Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	2023	2022
	US$	US$
Accounts receivable	17,346,035	9,807,667
Allowance for expected credit losses	(109,651)	(123,632)

Net carrying amount	17,236,384	9,684,035

Schedule of Movements in the Allowance for Expected Credit Losses	The movements in the allowance for expected credit losses are as follows:
	2023	2022
	US$	US$
At January 1	123,632	147,800
Provision for expected credit losses	3,757	-
Reversals	(1,558)	(14,242)
Write off	(16,716)	-
Exchange realignment	536	(9,926)

At December 31	109,651	123,632

Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix	Set out below is the information about the credit risk exposure on the Group’s accounts receivable using a provision matrix:
	Expected	Gross	Expected
	credit	carrying	credit
	loss rate	amount	loss
	%	US$	US$
As at December 31, 2023
Current to 6 months past due	0.02%	16,889,341	3,606
Over 6 months past due	23.22%	456,694	106,045

	0.63%	17,346,035	109,651

As at December 31, 2022
Current to 6 months past due	0.01%	9,563,470	617
Over 6 months past due	50.38%	244,197	123,015

	1.26%	9,807,667	123,632